Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Operating leases

We have entered into operating lease agreements primarily for our office spaces in China. These leases expire through 2018 and are renewable upon negotiation. Future minimum rental payment required under the Office Lease is as follows:

Year ending December 31:	Amount
2018	$122,138

Contingencies

(a)       Litigation with Shanghai Fusheng Weier Intelligent Control Technology Co., Ltd.

On January 22, 2016, Zhong Chuan Rui You and Shanghai Fusheng Weier Intelligent Control Technology Co., Ltd. (“Fusheng Weier”) signed a contract for equipment of $1,652,842 (RMB10,800,000). Since Zhong Chuan Rui You did not make the payments of $1,126,381 (RMB7,360,000) on the due dates, Fusheng Weier filed a lawsuit against Zhong Chuan Rui You in Shanghai Xuhui District People’s Court on October 8, 2016. On March 9, 2017, Xuhui District People’s Court issued the verdict requiring Zhong Chuan Rui You to pay the overdue debts. In August 2017, C Media Limited made the payment of $512,075 (RMB3,346,000). The remaining balance has been accrued in accounts payable. The payment schedule for the remaining balance is being negotiated by the two parties. On February 5, 2018, a hearing was held adding Zhong Chuan Shi Xun as a defendant. The Group plans to settle the remaining balance within one year.

(b)       Lawsuit with Gansu Jinlun Culture Media Co., Ltd.

On August 22, 2014, Zhong Chuan Rui You and Gansu Jinlun Culture Media Co., Ltd. (“Gansu Jinlun”) signed a “Lanzhou Railway Bureau Air-conditioned Train Wi-Fi Network System Advertising Operation Rights Agreement” for advertising on 72 trains of $1,467,880 (RMB9,604,633). Due to the dispute on the project implementation, Zhong Chuan Rui You did not pay the advertising fee. On August 23, 2017, Gansu Jinlun filed a lawsuit with Gansu Intermediate People’s Court. On December 19, 2017, Gansu Intermediate People’s Court issued a verdict, ruling that Zhong Chuan Rui You settle the overdue advertising fee. Since only 18 out of 72 trains have been installed with Wifi network system, Zhong Chuan Rui You disputed and appealed to the verdict. The next court trial date has not yet been determined.

C Media and Gansu Jinlun are negotiating a potential settlement to resume the contract. According to the legal counsel, it is probable that the settlement will amount to approximately $459,000 (RMB3,000,000); therefore, this amount has been accrued in accounts payable.

(c)       Litigation with Shenzhen Hua Xun Fang Zhou Technology Co., Ltd.

On June 16, 2015, Zhong Chuan Rui You signed a cooperation agreement with Shenzhen Hua Xun Fang Zhou Technology Co., Ltd. (“Shenzhen Hua Xun”) and Xuesong Song, a major shareholder of C Media Limited. Pursuant to this agreement, Zhong Chuan Rui You procures equipment from Shenzhen Hua Xun. Xuesong Song acts as a joint liability guarantor for the entire debts of Zhong Chuan Rui You under this agreement. As Zhong Chuan Rui You did not make the payments on the due dates, Shenzhen Hua Xun filed a lawsuit with Shenzhen Baoan District People’s Court on May 31, 2016. On November 1, 2016, Zhong Chuan Rui You, Xuesong Song and Shenzhen Hua Xun reached a settlement in Shenzhen Baoan District People’s Court to settle $1,735,389 (RMB11,355,000) in four instalments. On December 30, 2017, the debt was assigned to C Media Limited.